Goodwill (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	[1]	₨ 0	₨ 10
Impairment Loss Recorded In Goodwill Till Date		16,274	16,274
Impairment Loss Recorded In Goodwill Pertaining To A Subsidiary Till Date		₨ 16,003	16,003
Growth rate used to extrapolate cash flow projections		0.00%
Business combinations [member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill			₨ 10
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use		9.32%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use		33.43%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use		6.97%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use		13.74%

[1]	Rs.10 as of March 31, 2017 represents goodwill arising from the acquisition of Imperial Credit Private Limited.